UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited for December 31, 2012) (USD $)	Dec. 31, 2012	Sep. 30, 2012
Current assets
Cash and cash equivalents	$ 1,378,363	$ 2,157,707
Overpayment due from officer	25,118
Accounts receivable - trade	1,370,782	1,085,840
Prepaid expenses	900,378	129,290
Total current assets	3,674,641	3,372,837
Property and equipment, net	205,155	228,499
Other assets
Capitalized software development costs, net	403,254	383,227
Patents	568,501	602,056
Patent applications cost	719,681	667,858
Software license	831,000	76,000
Deposit - related party		155,000
Other assets including security deposits	84,278	84,278
Total other assets	2,606,714	1,968,419
Total assets	6,486,510	5,569,755
Current liabilities
Accounts payable	1,044,429	768,263
Accrued expenses	226,866	200,591
Accrued compensation - related party	76,783	72,730
Current obligation on patent acquisitions		87,500
Convertible debentures - unrelated parties (current)	104,435	294,241
Total current liabilities	1,452,513	1,423,325
Long-term liabilities
Deferred revenue	25,000	25,000
Convertible debenture - related party	542,087	527,512
Convertible debentures - unrelated parties (long-term)	3,399,221	2,685,280
Total long-term liabilities	3,966,308	3,237,792
Total liabilities	5,418,821	4,661,117
Stockholders' Equity
Common stock	132,472	132,472
Additional paid-in capital	127,816,823	125,425,617
Accumulated deficit	(126,881,606)	(124,649,451)
Total stockholders' equity	1,067,689	908,638
Total liabilities and stockholders' equity	$ 6,486,510	$ 5,569,755